Report Of The Directors Financial Review Risk Report	12 Months Ended
Dec. 31, 2023
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of audited information included in report of the directors risk report
Credit risk sub-function
(Audited)
Credit approval authorities are delegated by the Board to the Chief Executive together with the authority to sub-delegate them. The Credit risk sub-function in Risk is responsible for the key policies and processes for managing credit risk, which include formulating credit policies and risk rating frameworks, guiding the appetite for credit risk exposures, undertaking independent reviews and objective assessment of credit risk, and monitoring performance and management of portfolios.
The principal objectives of our credit risk management are:
–to maintain across HSBC a strong culture of responsible lending and a robust risk policy and control framework;
–to both partner and challenge global businesses in defining, implementing and continually re-evaluating our risk appetite under actual and scenario conditions; and
–to ensure there is independent, expert scrutiny of credit risks, their costs and their mitigation.
Concentration of exposure
(Audited)
Concentrations of credit risk arise when a number of counterparties or exposures have comparable economic characteristics, or such counterparties are engaged in similar activities or operate in the same geographical areas or industry sectors so that their collective ability to meet contractual obligations is uniformly affected by changes in economic, political or other conditions. The group uses a number of controls and measures to minimise undue concentration of exposure in the group’s portfolios across industry, country and customer groups. These include portfolio and counterparty limits, approval and review controls, and stress testing.
Credit quality of financial instruments
(Audited)
Our risk rating system facilitates the internal ratings-based approach under the Basel framework adopted by the HSBC Group to support the calculation of our minimum credit regulatory capital requirement. The five credit quality classifications encompass a range of granular internal credit rating grades assigned to wholesale and retail customers, and the external ratings attributed by external agencies to debt securities.
For debt securities and certain other financial instruments, external ratings have been aligned to the five quality classifications based upon the mapping of related Customer Risk Rating (‘CRR’) to external credit rating.
Forborne loans and advances
(Audited)
Forbearance measures consist of concessions towards an obligor that is experiencing or about to experience difficulties in meeting its financial commitments.
We continue to class loans as forborne when we modify the contractual payment terms due to having significant concerns about the borrowers’ ability to meet contractual payments when they were due. The group definition of forborne captures non-payment-related concessions, such as covenant waivers.
For details of our policy on forbearance, see Note 1.2(i) in the financial statements.
Forborne loans and recognition of expected credit losses
(Audited)
Forborne loans expected credit loss assessments reflect the higher rates of losses typically experienced with these types of loans such that they are in stage 2 and stage 3. The higher rates are more pronounced in unsecured retail lending requiring further segmentation. For wholesale lending, forborne loans are typically assessed individually. Credit risk ratings are intrinsic to the impairment assessments. The individual impairment assessment takes into account the higher risk of the future non-payment inherent in forborne loans.
Impairment assessment
(Audited)
For details of our impairment policies on loans and advances and financial investments see Note 1.2(i) on the financial statements.
Write-off of loans and advances
(Audited)
Under the IFRS 9, write-off should occur when there is no reasonable expectation of recovering further cash flows from the financial asset.
This principle does not prohibit early write-off, which is defined in local policies to ensure effectiveness in the management of customers in the collections process.
Unsecured personal facilities, including credit cards, are generally written off at between 150 and 210 days past due. The standard period runs until the end of the month in which the account becomes 180 days contractually delinquent. However, in exceptional circumstances to avoid unfair customer outcomes, deliver customer duty or meet regulatory expectations, the period may be extended further.
For secured facilities, write-off should occur upon repossession of collateral, receipt of proceeds via settlement, or determination that recovery of the collateral will not be pursued.
Where these assets are maintained on the balance sheet beyond 60 months of consecutive delinquency-driven default, the prospect of recovery is reassessed.
Recovery activity, on both secured and unsecured assets, may continue after write-off.
Any unsecured exposures which are not written off at 180 days past due ('DPD'), and any secured exposures which are in ‘default’ status for 60 months or greater but are not written off, are subject to additional monitoring via the appropriate governance forums.

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
	31 Dec 2023		31 Dec 2022
	Gross carrying/nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	£m	£m	£m	£m
Loans and advances to customers at amortised cost	76,579	(1,088)	73,717	(1,103)
Loans and advances to banks at amortised cost	14,372	(1)	17,152	(43)
Other financial assets measured at amortised cost	273,728	(70)	269,815	(137)
– cash and balances at central banks	110,618	—	131,434	(1)
– items in the course of collection from other banks	2,114	—	2,285	—
– reverse repurchase agreements – non trading	73,494	—	53,949	—
– financial investments	8,861	—	3,248	—
– prepayments, accrued income and other assets[2]	56,845	(6)	55,694	(3)
– assets held for sale[6]	21,796	(64)	23,205	(133)
Total gross carrying amount on-balance sheet	364,679	(1,159)	360,684	(1,283)
Loans and other credit-related commitments	125,616	(42)	126,457	(67)
Financial guarantees[3]	2,401	(16)	5,327	(20)
Total nominal amount off-balance sheet[4]	128,017	(58)	131,784	(87)
	492,696	(1,217)	492,468	(1,370)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	£m	£m	£m	£m
Debt instruments measured at fair value through other comprehensive income ('FVOCI')	37,427	(23)	29,248	(24)

1    The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    Includes only those financial instruments which are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 116 includes both financial and non-financial assets, including cash collateral and settlement accounts.
3    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
4    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement.
6    For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 58.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2023
(Audited)
	Gross carrying/nominal amount[2]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%	%	%	%	%
Loans and advances to customers at amortised cost	66,356	7,881	2,310	32	76,579	(75)	(125)	(882)	(6)	(1,088)	0.1	1.6	38.2	18.8	1.4
– personal	11,447	1,370	214	—	13,031	(20)	(17)	(71)	—	(108)	0.2	1.2	33.2	—	0.8
– corporate and commercial	42,982	5,981	1,773	32	50,768	(48)	(98)	(673)	(6)	(825)	0.1	1.6	38.0	18.8	1.6
– non-bank financial institutions	11,927	530	323	—	12,780	(7)	(10)	(138)	—	(155)	0.1	1.9	42.7	—	1.2
Loans and advances to banks at amortised cost	14,256	116	—	—	14,372	(1)	—	—	—	(1)	—	—	—	—	—
Other financial assets measured at amortised cost	272,557	989	182	—	273,728	(5)	(8)	(57)	—	(70)	—	0.8	31.3	—	—
Loan and other credit-related commitments	118,242	7,197	174	3	125,616	(13)	(21)	(8)	—	(42)	—	0.3	4.6	—	—
– personal	1,246	27	3	—	1,276	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	58,225	4,815	155	3	63,198	(11)	(17)	(7)	—	(35)	—	0.4	4.5	—	0.1
– financial	58,771	2,355	16	—	61,142	(2)	(4)	(1)	—	(7)	—	0.2	6.3	—	—
Financial guarantees[1]	2,078	251	72	—	2,401	(2)	(1)	(13)	—	(16)	0.1	0.4	18.1	—	0.7
– personal	32	2	—	—	34	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	1,057	68	71	—	1,196	(1)	(1)	(13)	—	(15)	0.1	1.5	18.3	—	1.3
– financial	989	181	1	—	1,171	(1)	—	—	—	(1)	0.1	—	—	—	0.1
At 31 Dec 2023	473,489	16,434	2,738	35	492,696	(96)	(155)	(960)	(6)	(1,217)	—	0.9	35.1	17.1	0.2
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.

Stage 2 days past due analysis at 31 December 2023
(Audited)
	Gross carrying amount			Allowance for ECL			ECL coverage %
		of which:	of which:		of which:	of which:		of which:	of which:
	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	£m	£m	£m	£m	£m	£m	%	%	%
Loans and advances to customers at amortised cost:	7,881	234	298	(125)	(4)	(1)	1.6	1.7	0.3
– personal	1,370	183	87	(17)	(3)	(1)	1.2	1.6	1.1
– corporate and commercial	5,981	51	207	(98)	(1)	—	1.6	2.0	—
– non-bank financial institutions	530	—	4	(10)	—	—	1.9	—	—
Loans and advances to banks at amortised cost	116	—	10	—	—	—	—	—	—
Other financial assets measured at amortised cost	989	14	9	(8)	—	—	0.8	—	—
1    Up-to-date accounts in stage 2 are not shown in amounts presented above.
2    The days past due amounts presented above are on a contractual basis.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2022 (continued)
(Audited)
	Gross carrying/nominal amount[2]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%	%	%	%	%
Loans and advances to customers at amortised cost	63,673	7,817	2,224	3	73,717	(51)	(145)	(907)	—	(1,103)	0.1	1.9	40.8	—	1.5
– personal	5,293	615	105	—	6,013	(9)	(15)	(31)	—	(55)	0.2	2.4	29.5	—	0.9
– corporate and commercial	46,671	6,479	1,851	3	55,004	(40)	(123)	(774)	—	(937)	0.1	1.9	41.8	—	1.7
– non-bank financial institutions	11,709	723	268	—	12,700	(2)	(7)	(102)	—	(111)	—	1.0	38.1	—	0.9
Loans and advances to banks at amortised cost	16,673	414	65	—	17,152	(6)	(21)	(16)	—	(43)	—	5.1	24.6	—	0.3
Other financial assets measured at amortised cost	267,830	1,662	323	—	269,815	(14)	(17)	(106)	—	(137)	—	1.0	32.8	—	0.1
Loan and other credit-related commitments	116,994	9,300	163	—	126,457	(13)	(32)	(22)	—	(67)	—	0.3	13.5	—	0.1
– personal	2,004	107	5	—	2,116	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	60,659	7,625	157	—	68,441	(12)	(28)	(22)	—	(62)	—	0.4	14.0	—	0.1
– financial	54,331	1,568	1	—	55,900	(1)	(4)	—	—	(5)	—	0.3	—	—	—
Financial guarantees[1]	4,715	528	84	—	5,327	(1)	(2)	(17)	—	(20)	—	0.4	20.2	—	0.4
– personal	20	2	1	—	23	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	2,946	387	82	—	3,415	(1)	(1)	(17)	—	(19)	—	0.3	20.7	—	0.6
– financial	1,749	139	1	—	1,889	—	(1)	—	—	(1)	—	0.7	—	—	0.1
At 31 Dec 2022	469,885	19,721	2,859	3	492,468	(85)	(217)	(1,068)	—	(1,370)	—	1.1	37.4	—	0.3
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.

Stage 2 days past due analysis at 31 December 2022 (continued)
(Audited)	Gross carrying amount			Allowance for ECL			ECL coverage %
		of which:	of which:		of which:	of which:		of which:	of which:
	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	£m	£m	£m	£m	£m	£m	%	%	%
Loans and advances to customers at amortised cost	7,817	93	331	(145)	(2)	(2)	1.9	2.2	0.6
– personal	615	43	9	(15)	(2)	(1)	2.4	4.7	11.1
– corporate and commercial	6,479	50	296	(123)	—	(1)	1.9	0.0	0.3
– non-bank financial institutions	723	—	26	(7)	—	—	1.0	—	—
Loans and advances to banks at amortised cost	414	—	8	(21)	—	—	5.1	—	—
Other financial assets measured at amortised cost	1,662	25	12	(17)	—	(2)	1.0	—	16.7
1    Up-to-date accounts in stage 2 are not shown in amounts presented above.
2    The days past due amounts presented above are on a contractual basis
Assets held for sale
(Audited)
At 31 December 2023, the most material balances held for sale arose from our retail banking operations in France.
Disclosures relating to assets held for sale are provided in the following credit risk tables, primarily where the disclosure is relevant to the measurement of these financial assets:
–Maximum exposure to credit risk (page 60);
–Distribution of financial instruments by credit quality at 31 December (page 71);
Although there was a reclassification on the balance sheet, there was no separate income statement reclassification. As a result, charges for loan impairment losses shown in the credit risk disclosures include loan impairment charges relating to financial assets classified as ‘assets held for sale’.
'Loans and other credit-related commitments' and 'financial guarantees', as reported in credit disclosures, also include exposures and allowances relating to financial assets classified as ‘assets held for sale’.

Loans and advances to customers and banks measured at amortised cost
(Audited)
	Total gross loans and advances	Impairment allowances on loans and advances
	£m	£m
As reported	90,951	(1,089)
Reported in ‘Assets held for sale’	21,512	(64)
At 31 Dec 2023	112,463	(1,153)
As reported	90,869	(1,146)
Reported in ‘Assets held for sale’	21,325	(131)
At 31 Dec 2022	112,194	(1,277)

At 31 December 2023, gross loans and advances of our retail banking operations in France were £21.4bn, and the related impairment allowance for ECL was £0.1bn.
Lending balances held for sale continue to be measured at amortised cost less allowances for impairment and, therefore, such carrying amounts may differ from fair value.
These lending balances are part of associated disposal groups that are measured in their entirety at the lower of carrying amount and fair value less costs to sell. Any difference between the carrying amount of these assets and their sales price is part of the overall gain or loss on the associated disposal group as a whole.
For further details of the carrying amount and the fair value at 31 December 2023 of loans and advances to banks and customers classified as held for sale, see Note 35 on the financial statements.

Gross loans and impairment allowances on loans and advances to customers and banks reported in ‘Assets held for sale’
(Audited)
	Retail banking operations in France	Other[1]	Total
Gross Loans	£m	£m	£m
Loans and advances to customers at amortised cost:	13,319	90	13,409
Personal	10,916	—	10,916
Corporate and Commercial	2,362	—	2,362
Non-bank financial institutions	41	90	131
Loans and advances to banks at amortised cost	8,103	—	8,103
At 31 Dec 2023	21,422	90	21,512
Impairment allowance
Loans and advances to customers at amortised cost:	(64)	—	(64)
Personal	(61)	—	(61)
Corporate and Commercial	(3)	—	(3)
Non-bank financial institutions	—	—	—
Loans and advances to banks at amortised cost	—	—	—
At 31 Dec 2023	(64)	—	(64)

Loans and advances to customers at amortised cost:	20,852	342	21,194
Personal	18,835	253	19,088
Corporate and Commercial	1,975	89	2,064
Non-bank financial institutions	42	—	42
Loans and advances to banks at amortised cost	—	131	131
At 31 Dec 2022	20,852	473	21,325
Impairment allowance
Loans and advances to customers at amortised cost:	(76)	(51)	(127)
Personal	(73)	(38)	(111)
Corporate and Commercial	(3)	(13)	(16)
Non-bank financial institutions	—	—	—
Loans and advances to banks at amortised cost	—	(4)	(4)
At 31 Dec 2022	(76)	(55)	(131)
1    2023 balances comprising assets held for sale relating to the planned transfer of hedge fund administration services.
The table below analyses the amount of ECL charges arising from assets held for sale and assets not held for sale. The charges arising from assets held for sale during the period primarily relate to the retail banking operations in France.

Changes in expected credit losses and other credit impairment
(Audited)
	2023	2022
	£m	£m
ECL charges arising from:
– Asset held for sale	5	4
– Asset not held for sale	164	218
At 31 Dec	169	222
Credit exposure
Maximum exposure to credit risk
(Audited)
This section provides information on balance sheet items and their offsets as well as loan and other credit-related commitments. The offset of derivatives remains in line with the movements in maximum exposure amounts.

However, as there is no intention to settle these balances on a net basis under normal circumstances, they do not qualify for net presentation for accounting purposes. No offset has been applied to off-balance sheet collateral. In the case of derivatives the offset column also includes collateral received in cash and other financial assets.

Other credit risk mitigants
While not disclosed as an offset in the following ‘Maximum exposure to credit risk’ table, other arrangements are in place which reduce our maximum exposure to credit risk. These include a charge over collateral on borrowers’ specific assets such as residential properties, collateral held in the form of financial instruments that are not held on balance sheet and short positions in securities. In addition, for financial assets held as part of linked insurance/investment contracts the credit risk is predominantly borne by the policyholder. See Note 28 on the financial statements for further details of collateral in respect of certain loans and advances and derivatives.
Collateral available to mitigate credit risk is disclosed in the 'Collateral and other credit enhancement' section on page 77.

Maximum exposure to credit risk
(Audited)	2023			2022
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	£m	£m	£m	£m	£m	£m
Loans and advances to customers held at amortised cost	75,491	(9,322)	66,169	72,614	(8,149)	64,465
– personal	12,923	—	12,923	5,958	(1)	5,957
– corporate and commercial	49,943	(8,570)	41,373	54,067	(7,269)	46,798
– non-bank financial institutions	12,625	(752)	11,873	12,589	(879)	11,710
Loans and advances to banks at amortised cost	14,371	(6)	14,365	17,109	(145)	16,964
Other financial assets held at amortised cost	272,558	(15,283)	257,275	268,083	(10,882)	257,201
– cash and balances at central banks	110,618	—	110,618	131,433	—	131,433
– items in the course of collection from other banks	2,114	—	2,114	2,285	—	2,285
– reverse repurchase agreements – non trading	73,494	(15,283)	58,211	53,949	(10,882)	43,067
– financial investments	8,861	—	8,861	3,248	—	3,248
– assets held for sale	20,368	—	20,368	21,214	—	21,214
– prepayments, accrued income and other assets	57,103	—	57,103	55,954	—	55,954
Derivatives	174,116	(173,718)	398	225,238	(224,444)	794
Total on-balance sheet exposure to credit risk	536,536	(198,329)	338,207	583,044	(243,620)	339,424
Total off-balance sheet	153,695	—	153,695	150,270	—	150,270
– financial and other guarantees[1]	21,908	—	21,908	22,425	—	22,425
– loan and other credit-related commitments	131,787	—	131,787	127,845	—	127,845
At 31 Dec	690,231	(198,329)	491,902	733,314	(243,620)	489,694
1    ‘Financial and other guarantees’ represents 'Financial guarantees' and 'Performance and other guarantees' as disclosed in Note 31, net of ECL.
Credit deterioration of financial instruments
(Audited)
A summary of our current policies and practices regarding the identification, treatment and measurement of stage 1, stage 2 and stage 3 (credit impaired) and POCI financial instruments can be found in Note 1.2(i) on the financial statements.
Measurement uncertainty and sensitivity analysis of ECL estimates
(Audited)
The recognition and measurement of ECL involves the use of significant judgement and estimation. We form multiple economic scenarios based on economic forecasts, apply these assumptions to credit risk models to estimate future credit losses, and probability weight the results to determine an unbiased ECL estimate.
Management assessed the current economic environment, reviewed the latest economic forecasts and discussed key risks before selecting the economic scenarios and their weightings.
Scenarios were constructed to reflect the latest geopolitical risks and macroeconomic developments, including the Israel-Hamas war and subsequent disruptions in the Red Sea, and current inflation levels and monetary policy expectations.
Management judgemental adjustments are used where modelled ECL does not fully reflect the identified risks and related uncertainty, or to capture significant late-breaking events.
At 31 December 2023, there was an overall reduction in management judgemental adjustments compared with 31 December 2022 as modelled outcomes better reflected the key risks at 31 December 2023.
Methodology
At 31 December 2023, four scenarios are used to capture the latest economic expectations and to articulate management’s view of the range of risks and potential outcomes. Each scenario is updated with the latest economic forecasts and estimates every quarter.
Three scenarios, the Upside, Central and Downside, are drawn from external consensus forecasts, market data and distributional estimates of the entire range of economic outcomes. The fourth scenario, the Downside 2, represents management’s view of severe downside risks.
The Central scenario is deemed the ‘most likely’ scenario, and usually attracts the largest probability weighting. It is created using consensus forecasts, which is the average of a panel of external forecasts.
The outer scenarios represent the tails of the distribution and are less likely to occur. The consensus Upside and Downside scenarios are created with reference to distributions for select markets that capture forecasters’ views of the entire range of economic outcomes. In the later years of those scenarios, projections revert to long-term consensus trend expectations. Reversion to trend is done with reference to historically observed quarterly changes in the values of macroeconomic variables.
The fourth scenario, Downside 2, is designed to represent management’s view of severe downside risks. It is a globally consistent, narrative-driven scenario, that explores a more extreme economic outcomes than those captured by the consensus scenarios. In this scenario, variables do not, by design, revert to long-term trend expectations and may instead explore alternative states of equilibrium, where economic activity moves permanently away from past trends.
The consensus Downside and the consensus Upside scenarios are each constructed to be consistent with a 10% probability. The Downside 2 is calibrated to a 5% probability. The Central scenario is assigned the remaining 75%. This weighting scheme is deemed appropriate for the unbiased estimation of ECL in most circumstances. However, management may depart from this probability-based scenario weighting approach when the economic outlook and forecasts are determined to be particularly uncertain and risks are elevated.
In the fourth quarter of 2023, the weights were consistent with the calibrated scenario probabilities, as key risk metrics implied a decline in the uncertainty attached to the Central scenario, compared with the fourth quarter of 2022. Economic forecasts for the Central scenario remained stable and the dispersion within consensus forecast panels remained low, even as the Israel-Hamas war escalated. Risks, including the economic consequences of a broader war in the Middle East, were reflected in Downside scenarios. Scenarios produced to calculate ECL are aligned to HSBC’s top and emerging risks.
Description of economic scenarios
The economic assumptions presented in this section have been formed by HSBC with reference to external forecasts and estimates, specifically for the purpose of calculating ECL.
Forecasts remain subject to uncertainty and variability. Outer scenarios are constructed so that they capture risks that could alter the trajectory of the economy and are designed to encompass the potential crystallisation of number of key macro-financial risks.
In our key markets, Central scenario forecasts remained broadly stable in the fourth quarter of 2023, compared with the third quarter of 2023. The key exception was with regard to monetary policy, where expectations for interest rate cuts were brought forward. There continue to be expectations that 2024 will be a period of below trend growth, with inflation remaining above central bank targets.
At the end of 2023, risks to the economic outlook included a number of significant geopolitical issues. Within our Downside scenarios, the economic consequences from the crystallisation of those risks were captured by higher commodity and goods prices, the re-acceleration of inflation, a further rise in interest rates and recession.
The scenarios used to calculate ECL in the Annual Report on Form 20-F are described below.
The consensus Central scenario
HSBC’s Central scenario reflects expectations for a low growth and high interest rate environment across many of our key markets, where GDP growth is expected to be lower in 2024 than in the previous year.
Expectations of lower GDP growth in many markets in 2024 are driven by the assumed lagged effects of higher interest rates and inflation in Europe. In the scenario, household discretionary income remains under pressure and business margins deteriorate amid higher refinancing costs. Growth only returns to its long-term expected trend in later years, once inflation reverts back towards central bank targets and interest rates stabilise at lower levels.
Global GDP is expected to grow by 2.2% in 2024 in the Central scenario and the average rate of global GDP growth is forecast to be 2.6% over the five-year forecast period. This is below the average growth rate over the five-year period prior to the onset of the pandemic of 2.9%.
The key features of our Central scenario are:
–GDP growth rates in our main markets are expected to slow down in 2024, followed by a moderate recovery in 2025. The slowdown in the UK is particularly notable in this scenario, with growth close to zero through much of 2024. In the scenario, weaker growth is caused by high interest rates, which act to deter consumption and investment.
–In most markets, unemployment is expected to rise moderately as economic activity slows, although it remains low by historical standards.
–Inflation is expected to continue to fall as commodity prices decline, supply disruptions abate, and wage growth moderates. It is anticipated that inflation converges towards central banks’ target rates by early 2025.
–Weak conditions in housing markets are expected to persist through 2024 and 2025 in many of our main markets, including the UK, as higher interest rates and, in many cases, declining prices, depress activity.
–Challenging conditions are also forecast to continue in the commercial property sector in a number of our key markets. Structural changes to demand in the office segment in particular have driven lower valuations.
–Policy interest rates in key markets are forecast to have peaked and are projected to decline in 2024. In the longer term, they are expected to remain at a higher level than in recent years.
–The Brent crude oil price is forecast to average around $75 per barrel over the projection period.
The Central scenario was created with forecasts available in late November, and reviewed continually until the end of December 2023. In accordance with HSBC’s scenario framework, a probability weight of 75% has been assigned to the Central scenario for UK and France.
The following tables describe key macroeconomic variables in the consensus Central scenario.

Consensus Central scenario 2024–2028 (as at 4Q23)
	UK	France
GDP (annual average growth rate, %)
2024	0.3	0.8
2025	1.2	1.5
2026	1.7	1.6
2027	1.6	1.5
2028	1.6	1.5
5-year average[1]	1.3	1.4
Unemployment rate (%)
2024	4.7	7.5
2025	4.6	7.3
2026	4.3	7.0
2027	4.2	6.8
2028	4.2	6.8
5-year average[1]	4.4	7.1
House prices (annual average growth rate, %)
2024	(5.5)	(1.0)
2025	0.1	2.4
2026	3.5	4.0
2027	3.0	4.4
2028	3.0	4.0
5-year average[1]	0.8	2.8
Inflation (annual average growth rate, %)
2024	3.2	2.7
2025	2.2	1.8
2026	2.2	1.7
2027	2.3	1.9
2028	2.3	2.1
5-year average[1]	2.4	2.0
Central bank policy rate (annual average, %)
2024	5.0	3.6
2025	4.3	2.8
2026	3.9	2.6
2027	3.8	2.6
2028	3.7	2.7
5-year average[1]	4.1	2.9
1 The five-year average is calculated over a projected period of 20 quarters from 1Q24 to 4Q28.

Consensus Central scenario 2023–2027 (as at 4Q22)
	UK	France
GDP (annual average growth rate, %)
2023	(0.8)	0.2
2024	1.3	1.6
2025	1.7	1.5
2026	1.7	1.4
2027	1.7	1.4
5-year average[1]	1.1	1.2
Unemployment rate (%)
2023	4.4	7.6
2024	4.6	7.5
2025	4.3	7.3
2026	4.1	7.2
2027	4.1	7.2
5-year average[1]	4.3	7.3
House prices (annual average growth rate, %)
2023	0.2	1.8
2024	(3.8)	2.0
2025	0.7	3.1
2026	2.1	3.5
2027	2.7	3.6
5-year average[1]	0.4	2.8
Inflation (annual average growth rate, %)
2023	6.9	4.6
2024	2.5	2.0
2025	2.1	1.8
2026	2.0	1.7
2027	2.0	1.7
5-year average[1]	3.1	2.4
Central bank policy rate (annual average, %)
2023	4.4	2.7
2024	4.2	2.7
2025	3.7	2.4
2026	3.4	2.3
2027	3.1	2.3
5-year average[1]	3.8	2.5
1 The five-year average is calculated over a projected period of 20 quarters from 1Q23 to 4Q27.
The graphs compare the Central scenario at the end of 2022 with economic expectations at the end of 2023.
GDP growth: Comparison of Central scenarios
UK
Note: Real GDP shown as year-on-year percentage change.

France
Note: Real GDP shown as year-on-year percentage change.
The consensus Upside scenario
Compared with the Central scenario, the consensus Upside scenario features stronger economic activity in the near term, before converging to long-run trend expectations. It also incorporates a faster fall in the rate of inflation than incorporated in the Central scenario.
The scenario is consistent with a number of key upside risk themes.
These include a faster fall in the rate of inflation that allows central banks to reduce interest rates more quickly, an easing in financial conditions, and a de-escalation in geopolitical tensions, as the Israel- Hamas and Russia-Ukraine wars move towards conclusions, and the US-China relationship improves.
The following tables describe key macroeconomic variables in the consensus Upside scenario.

Consensus Upside scenario 2024-2028 (as at 4Q23)
	UK		France
GDP level (%, start-to-peak)[1]	10.8	(4Q28)	10.4	(4Q28)
Unemployment rate (%, min)[2]	3.1	(4Q24)	6.2	(4Q25)
House price index (%, start-to-peak)[1]	13.0	(4Q28)	19.6	(4Q28)
Inflation rate (YoY % change, min)[3]	1.3	(2Q25)	1.5	(3Q24)
Central bank policy rate (%, min)[2]	3.7	(3Q28)	2.6	(2Q26)
1    Cumulative change to the highest level of the series during the 20-quarter projection.
2    Lowest projected unemployment or policy interest rate in the scenario.
3    Lowest projected year-on-year percentage change in inflation in the scenario.

Consensus Upside scenario 2023-2027 (as at 4Q22)
	UK		France
GDP level (%, start-to-peak)[1]	14.6	(4Q27)	10.2	(4Q27)
Unemployment rate (%, min)[2]	3.5	(4Q23)	6.5	(4Q24)
House price index (%, start-to-peak)[1]	7.8	(4Q27)	17	(4Q27)
Inflation rate (YoY % change, min)[3]	0.7	(1Q24)	0.8	(4Q23)
Central bank policy rate (%, min)[2]	3.1	(4Q27)	2.3	(3Q26)
1    Cumulative change to the highest level of the series during the 20-quarter projection.
2    Lowest projected unemployment or policy interest rate in the scenario.
3    Lowest projected year-on-year percentage change in inflation in the scenario.
Downside scenarios
Downside scenarios explore the intensification and crystallisation of a number of key economic and financial risks. These include an escalation of geopolitical tensions, which disrupt key commodity and goods markets, causing inflation and interest rates to rise, and creating a global recession.

As the geopolitical environment remains volatile and complex, risks include:
–a broader and more prolonged Israel-Hamas war that undermines confidence, drives an increase in global energy costs and reduces trade and investment;
–a potential escalation in the Russia-Ukraine war, which expands beyond Ukraine’s borders; and further disrupts energy, fertiliser and food supplies; and
–continued differences between the US and China, which could affect economic confidence, the global goods trade and supply chains for critical technologies.
High inflation and higher interest rates also remain key risks. Should geopolitical tensions escalate, energy and food prices could rise and increase pressure on household budgets and firms’ costs.
A wage-price spiral, triggered by higher inflation and labour supply shortages, could put sustained upward pressure on wages and services prices, aggravating cost pressures and increasing the squeeze on household real incomes and corporate margins. In turn, it raises the risk of a more forceful policy response from central banks, a steeper trajectory for interest rates, significantly higher defaults and, ultimately, a deep economic recession.
The consensus Downside scenario
In the consensus Downside scenario, economic activity is weaker compared with the Central scenario. In this scenario, GDP declines, unemployment rates rise, and asset prices fall. The scenario features an escalation of geopolitical tensions, which causes a rise in inflation, as supply chain constraints intensify and energy prices rise. The scenario also features a temporary increase in interest rates above the Central scenario, before the effects of weaker consumption demand begin to dominate and commodity prices and inflation fall again.
The following tables describe key macroeconomic variables in the consensus Downside scenario.

Consensus Downside scenario 2024-2028 (as at 4Q23)
	UK		France
GDP level (%, start-to-trough)[1]	(1.0)	(2Q25)	(0.3)	(2Q24)
Unemployment rate (%, max)[2]	6.4	(1Q25)	8.5	(4Q24)
House price index (%, start-to-trough)[1]	(12.0)	(2Q25)	(1.2)	(3Q24)
Inflation rate (YoY % change, max)[3]	4.1	(1Q24)	3.8	(2Q24)
Central bank policy rate (%, max)[2]	5.7	(1Q24)	4.2	(1Q24)
1    Cumulative change to the lowest level of the series during the 20-quarter projection.
2    The highest projected unemployment or policy interest rate in the scenario.
3    The highest projected year-on-year percentage change in inflation in the scenario.

Consensus Downside scenario 2023-2027 (as at 4Q22)
	UK		France
GDP level (%, start-to-trough)[1]	(3.0)	(1Q25)	(0.9)	(2Q23)
Unemployment rate (%, max)[2]	5.8	(2Q24)	8.8	(4Q23)
House price index (%, start-to-trough)[1]	(15.0)	(4Q24)	(0.7)	(3Q23)
Inflation rate (YoY % change, max)[3]	10.8	(1Q23)	7.2	(1Q23)
Central bank policy rate (%, max)[2]	5.1	(3Q23)	3.4	(4Q23)
1    Cumulative change to the lowest level of the series during the 20-quarter projection.
2    The highest projected unemployment or policy interest rate in the scenario.
3    The highest projected year-on-year percentage change in inflation in the scenario.
Downside 2 scenario
The Downside 2 scenario features a deep global recession and reflects management’s view of the tail of the economic distribution. It incorporates the crystallisation of a number of risks simultaneously, including a further escalation of geopolitical crises globally, which creates severe supply disruptions to goods and energy markets. In the scenario, as inflation surges and central banks tighten monetary policy further, confidence evaporates. However, this impulse is expected to prove short lived, as recession takes hold, causing commodity prices to correct sharply and global price inflation to fall.
The following tables describe key macroeconomic variables in the Downside 2 scenario.

Downside 2 scenario 2024-2028 (as at 4Q23)
	UK		France
GDP level (%, start-to-trough)[1]	(8.8)	(2Q25)	(6.6)	(1Q25)
Unemployment rate (%, max)[2]	8.4	(2Q25)	10.2	(4Q25)
House price index (%, start-to-trough)[1]	(30.2)	(4Q25)	(14.5)	(2Q26)
Inflation rate (YoY % change, max)[3]	10.1	(2Q24)	8.6	(2Q24)
Central bank policy rate (%, max)[2]	6.0	(1Q24)	5.2	(1Q24)
1    Cumulative change to the lowest level of the series during the 20-quarter projection.
2     The highest projected unemployment or policy interest rate in the scenario.
3     The highest projected year-on-year percentage change in inflation in the scenario.

Downside 2 scenario 2023-2027 (as at 4Q22)
	UK		France
GDP level (%, start-to-trough)[1]	(7.5)	(2Q24)	(7.4)	(2Q24)
Unemployment rate (%, max)[2]	8.7	(2Q24)	10.3	(4Q24)
House price index (%, start-to-trough)[1]	(32.9)	(1Q25)	(11.4)	(2Q25)
Inflation rate (YoY % change, max)[3]	13.5	(2Q23)	10.4	(2Q23)
Central bank policy rate (%, max)[2]	5.6	(4Q23)	4.1	(4Q23)
1    Cumulative change to the lowest level of the series during the 20-quarter projection.
2     The highest projected unemployment or policy interest rate in the scenario.
3     The highest projected year-on-year percentage change in inflation in the scenario.
The following graphs show the historical and forecasted GDP growth rate for the various economic scenarios in UK and France.
UK
France
Scenario weighting
In reviewing the economic environment and the level of risk and uncertainty, management has considered both global and country-specific factors.
In the fourth quarter of 2023, key considerations around uncertainty attached to the Central scenario projections focused on:
–the risks that the Israel-Hamas war escalates and affects economic expectations;
–the lagged impact of elevated interest rates on household finances and businesses, and the implications of recent changes to monetary policy expectations on growth and employment; and
–the outlook for real estate in our key markets, particularly in the UK.
Although these risk factors remain significant, management assessed that they were adequately reflected in scenarios at their calibrated probability. It was noted that despite the Israel-Hamas war, economic forecasts had remained stable, and dispersion of forecasts around the consensus were either stable, or have moved lower. Financial market measures of volatility also remained low through the fourth quarter of 2023.
This has led management to assign scenario probabilities that are aligned to the standard scenario probability calibration framework. This entailed assigning a 75% probability weighting to the Central scenario in our major markets. The consensus Upside scenario was awarded a 10% weighting, and the consensus Downside scenario was given 10%. The Downside 2 was assigned a 5% weighting.
In the UK, the Central scenario reflects a very weak growth environment in which recession risks remain high.
Management concluded that the consensus outlook for France was also consistent with its view of the economic outlook, while assessments of uncertainty were also aligned to historical averages.
In fourth quarter of 2022, management varied the applied scenario weights to reflect greater uncertainty around the inflation and interest rate outlook, amid supply disruption to energy and food commodity markets due to the Russia-Ukraine war.
Those factors were reflected in the measures of risk and uncertainty used to inform judgements around the Central scenario. In particular, large forecast changes were observed, alongside wide dispersion of forecasts around consensus estimates and heightened financial market volatility.
The following tables describe the probabilities assigned in each scenario.

Scenario weightings, %
	Standard weights	UK	France
4Q23
Upside scenario	10	10	10
Central scenario	75	75	75
Downside scenario	10	10	10
Downside 2 scenario	5	5	5

4Q22
Upside scenario	10	5	5
Central scenario	75	60	60
Downside scenario	10	25	25
Downside 2 scenario	5	10	10
At 31 December 2023, the consensus Upside and Central scenarios for all markets had a combined weighting of 85%. At 31 December 2022, the UK and France had a combined weighting of 65%.
Critical estimates and judgements
The calculation of ECL under IFRS 9 involves significant judgements, assumptions and estimates at 31 December 2023. These included:
–the selection of weights to apply to the economic scenarios given the rapidly changing economic conditions and the inherent uncertainty of the underlying forecast under each scenario;
–the selection of scenarios to consider given the changing nature of macroeconomic and geopolitical risks that HSBC Bank plc and the wider economy face; and
–estimating the economic effects of those scenarios on ECL, particularly sector and portfolio-specific risks and the uncertainty of default and recovery experience under all scenarios.
How economic scenarios are reflected in ECL calculations
Models are used to reflect economic scenarios on ECL estimates. As described above, modelled assumptions and linkages based on historical information could not alone produce relevant information under the conditions experienced in 2023, and management judgemental adjustments were still required to support modelled outcomes.
We have developed globally consistent methodologies for the application of forward economic guidance into the calculation of ECL for wholesale and retail credit risk. These standard approaches are described below, followed by the management judgemental adjustments made, including those to reflect the circumstances experienced in 2023.
For our wholesale portfolios, a global methodology is used for the estimation of the term structure of PD and loss given default (‘LGD’). For PDs, we consider the correlation of forward economic guidance to default rates for a particular industry in a country. For LGD calculations, we consider the correlation of forward economic guidance to collateral values and realisation rates for a particular country and industry. PDs and LGDs are estimated for the entire term structure of each instrument.
For impaired loans, allowance for ECL estimates are derived based on discounted cash flow (‘DCF’) calculations for internal forward-looking scenarios specific to individual borrower circumstances (see page 127). Probability-weighted outcomes are applied, and depending on materiality and status of the borrower, the number of scenarios considered will change. Where relevant for the case being assessed, forward economic guidance is incorporated as part of these scenarios. LGD-driven proxy and modelled estimates are used for certain less material cases.
For our retail portfolios, the models are predominantly based on historical observations and correlations with default rates and collateral values.
For PD, the impact of economic scenarios is modelled for each portfolio, using historical relationships between default rates and macroeconomic variables. These are included within IFRS 9 ECL estimates using either economic response models or models that contain internal, external and macroeconomic variables. The macroeconomic impact on PD is modelled over the period equal to the remaining maturity of the underlying assets.
For LGD, the impact is modelled for mortgage portfolios by forecasting future loan-to-value profiles for the remaining maturity of the asset, using national level house price index forecasts and applying the corresponding LGD expectation relative to the updated forecast collateral values.
Management judgemental adjustments are described below.
Management judgemental adjustments
In the context of IFRS 9, management judgemental adjustments are typically short-term increases or decreases to the modelled allowance for ECL at either a customer, segment or portfolio level where management believes allowances do not sufficiently reflect the credit risk/ expected credit losses at the reporting date. These can relate to risks or uncertainties that are not reflected in the models and/or to any late-breaking events with significant uncertainty, subject to management review and challenge.
This includes refining model inputs and outputs and using adjustments to ECL based on management judgement and quantitative analysis for impacts that are difficult to model.
The effects of management judgemental adjustments are considered for balances and allowance for ECL when determining whether or not a significant increase in credit risk has occurred and is allocated to a stage where appropriate. This is in accordance with the internal adjustments framework.
Management judgemental adjustments are reviewed under the governance process for IFRS 9 (as detailed in the section ‘Credit risk management’ on page 52). Review and challenge focuses on the rationale and quantum of the adjustments with a further review carried out by the second line of defence where significant. For some management judgemental adjustments, internal frameworks establish the conditions under which these adjustments should no longer be required and as such are considered as part of the governance process. This internal governance process allows management judgemental adjustments to be reviewed regularly and, where possible, to reduce the reliance on these through model recalibration or redevelopment, as appropriate.
The drivers of management judgemental adjustments continue to evolve with the economic environment and as new risks emerge.
Management judgemental adjustments made in estimating the scenario-weighted reported allowance for ECL at 31 December 2023 are set out in the following table.

Management judgemental adjustments to ECL at 31 December 2023[1]
	Retail	Wholesale[2]	Total
	£m	£m	£m
Banks, sovereigns, government entities and low-risk counterparties	(14)	(13)	(27)
Corporate lending adjustments	—	(36)	(36)
Retail lending Inflation-related adjustments	8	—	8
Other macroeconomic-related adjustments	7	—	7
Other retail lending adjustments	2	—	2
Total	3	(49)	(46)

Management judgemental adjustments to ECL at 31 December 2022
	Retail	Wholesale[2]	Total
	£m	£m	£m
Banks, sovereigns, government entities and low-risk counterparties	(16)	(2)	(18)
Corporate lending adjustments	—	(100)	(100)
Retail lending Inflation-related adjustments	8	—	8
Other macroeconomic-related adjustments	3	—	3
Other retail lending adjustments	7	—	7
Total	2	(102)	(100)
1    Management judgemental adjustments presented in the table reflect increases or (decreases) to allowance for ECL, respectively.
2    The wholesale portfolio corresponds to adjustments to the performing portfolio (stage 1 and stage 2).
Management judgemental adjustments at 31 December 2023 were a decrease to allowance for ECL of £49m for the wholesale portfolio and an increase to allowance for ECL of £3m for the retail portfolio.
During 2023, management judgemental adjustments reflected an evolving macroeconomic outlook and the relationship of the modelled allowance for ECL to this outlook and to late-breaking and sector-specific risks.
At 31 December 2023, wholesale management judgemental adjustments were a decrease to allowance for ECL of £49m (31 December 2022: £102m decrease).
–Adjustments relating to low credit-risk exposures decreased allowance for ECL by £13m at 31 December 2023 (31 December 2022: £2m decrease). The adjustments mainly relate to standard, monthly adjustments for bank and sovereign exposures secured by Export Credit Agency guarantees; the benefit from which is not recognised in the inbound data. Total net adjustments are broadly flat in comparison to 31 December 2022.
–Adjustments to corporate exposures decreased allowance for ECL by £36m at 31 December 2023 (31 December 2022: £100m decrease). The reduction in adjustment is mainly related to standard, monthly adjustments for corporate exposures secured by Export Credit Agency which is not recognised in the inbound data. The reduction in allowance for ECL for these exposures has been partially offset by management overlay to reflect increased risk on exposures in France.
At 31 December 2023, retail management judgemental adjustments were an increase to allowance for ECL of £3m (31 December 2022: £2m increase).
–Retail lending inflation-related adjustments increased allowance for ECL by £8m (31 December 2022: £8m increase). These adjustments addressed where increasing inflation and interest rates results in affordability risks which were not fully captured by the modelled output.
–Other macroeconomic-related adjustments increased allowance for ECL by £7m (31 December 2022: £3m increase). These adjustments were primarily in relation to country-specific risks related to future macroeconomic conditions not fully captured by the modelled output.
–Banks, sovereigns, government entities and low-risk counterparties adjustments decreased allowance for ECL by £14m (31 December 2022: £16m decrease). These adjustments related to the re-alignment of PD between reporting and origination date for certain parts of the portfolio.
–Other retail lending adjustments increased allowance for ECL by £2m (31 December 2022: £7m increase), reflecting all other data, model and management judgemental adjustments.
Economic scenarios sensitivity analysis of ECL estimates
Management considered the sensitivity of the ECL outcome against the economic forecasts as part of the ECL governance process by recalculating the allowance for ECL under each scenario described above for selected portfolios, applying a 100% weighting to each scenario in turn. The weighting is reflected in both the determination of a significant increase in credit risk and the measurement of the resulting allowances.
The allowance for ECL calculated for the Upside and Downside scenarios should not be taken to represent the upper and lower limits of possible ECL outcomes. The impact of defaults that might occur in the future under different economic scenarios is captured by recalculating allowances for loans at the balance sheet date.
There is a particularly high degree of estimation uncertainty in numbers representing tail risk scenarios when assigned a 100% weighting.
For wholesale credit risk exposures, the sensitivity analysis excludes allowance for ECL and financial instruments related to defaulted (stage 3) obligors. The measurement of stage 3 ECL is relatively more sensitive to credit factors specific to the obligor than future economic scenarios, and therefore effect of macroeconomic factors are not necessarily the key consideration when performing individual assessment of allowances for obligors in default. Loans to defaulted obligors are a small portion of the overall wholesale lending exposure, even if representing the majority of the allowance for ECL. Due to the range and specificity of the credit factors to which the ECL is sensitive, it is not possible to provide a meaningful alternative sensitivity analysis for a consistent set of risks across all defaulted obligors.
For retail credit risk exposures the sensitivity analysis includes allowance for ECL for defaulted obligors of loans and advances. This is because the retail ECL for secured mortgage portfolios, including loans in all stages, is sensitive to macroeconomic variables.
Wholesale and retail sensitivity
The wholesale and retail sensitivity tables present the 100% weighted results. These exclude portfolios held by the insurance business and small portfolios, and as such cannot be directly compared with personal and wholesale lending presented in other credit risk tables. In both the wholesale and retail analysis, the comparative period results for Downside 2 scenarios are also not directly comparable with the current period, because they reflect different risks relative to the consensus scenarios for the period end.
The wholesale and retail sensitivity analysis is stated inclusive of management judgmental adjustments, as appropriate to each scenario.
For both retail and wholesale portfolios, the gross carrying amount of financial instruments are the same under each scenario. For exposures with similar risk profile and product characteristics, the sensitivity impact is therefore largely the result of changes in macroeconomic assumptions.
Wholesale analysis

IFRS 9 ECL sensitivity to future economic conditions[1,2,3]
	UK	France
	£m	£m
At 31 December 2023
Reported allowance for ECL	67	78
Consensus Central scenario allowance for ECL	55	81
Consensus Upside scenario allowance for ECL	38	72
Consensus Downside scenario allowance for ECL	87	99
Downside 2 scenario allowance for ECL	276	112
Reported gross carrying amount[2]	144,215	142,389

IFRS 9 ECL sensitivity to future economic conditions
	UK	France
	£m	£m
At 31 December 2022
Reported allowance for ECL	84	94
Consensus Central scenario allowance for ECL	64	87
Consensus Upside scenario allowance for ECL	51	77
Consensus Downside scenario allowance for ECL	91	104
Downside 2 scenario allowance for ECL	271	124
Reported gross carrying amount[2]	143,037	148,417
1    Allowance for ECL sensitivity includes off-balance sheet financial instruments. These are subject to significant measurement uncertainty.
2    Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3    Excludes defaulted obligors. For a detailed breakdown of performing and non-performing wholesale portfolio exposures, see page 75.
Retail analysis

IFRS 9 ECL sensitivity to future economic conditions[1]
	UK	France[2]
	£m	£m
At 31 December 2023
Reported allowance for ECL	2	74
Consensus Central scenario allowance for ECL	2	74
Consensus Upside scenario allowance for ECL	2	72
Consensus Downside scenario allowance for ECL	3	75
Downside 2 scenario allowance for ECL	4	78
Reported gross carrying amount	1,925	17,187

IFRS 9 ECL sensitivity to future economic conditions[1]
	UK	France[2]
	£m	£m
At 31 December 2022
Reported allowance for ECL	7	87
Consensus Central scenario allowance for ECL	6	86
Consensus Upside scenario allowance for ECL	6	84
Consensus Downside scenario allowance for ECL	7	88
Downside 2 scenario allowance for ECL	12	92
Reported gross carrying amount	2,037	18,987
1    Allowance for ECL sensitivities exclude portfolios utilising less complex modelling approaches.
2    Includes balances and allowance for ECL which have been reclassified from ‘loans and advances to customers’ to ‘assets held for sale’ in the balance sheet at 31 December 2023. This also includes any balances and allowance for ECL which continue to be reported as personal lending in ‘loans and advances to customers’ that are in accordance with the basis of inclusion for retail sensitivity analysis
Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
The following disclosure provides a reconciliation by stage of the group’s gross carrying/nominal amount and allowances for loans and advances to banks and customers, including loan commitments and financial guarantees.
In addition, a reconciliation by stage of the group’s gross carrying amount and allowances for loans and advances to banks and customers and a reconciliation by stage of the group’s nominal amount and allowances for loan commitments and financial guarantees were included in this section following the adoption of the recommendations of the DECL Taskforce's third report.
Movements are calculated on a quarterly basis and therefore fully capture stage movements between quarters. If movements were calculated on a year-to-date basis they would only reflect the opening and closing position of the financial instrument.
The transfers of financial instruments represent the impact of stage transfers upon the gross carrying/nominal amount and associated allowance for ECL.
The net remeasurement of ECL arising from stage transfers represents the increase or decrease due to these transfers, for example, moving from a 12-month (stage 1) to a lifetime (stage 2) ECL measurement basis. Net remeasurement excludes the underlying customer risk rating (‘CRR’)/PD movements of the financial instruments transferring stage. This is captured, along with other credit quality movements in the ‘changes in risk parameters – credit quality’ line item.
Changes in Net new and further lending/repayments represent the impact from volume movements within the group’s lending portfolio and includes ‘New financial assets originated or purchased’, ‘assets derecognised (including final repayments)’ and ‘changes to risk parameters – further lending/repayment’.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1]
(Audited)
	Non credit – impaired				Credit – impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	168,371	(71)	18,059	(200)	2,536	(962)	3	—	188,969	(1,233)
Transfers of financial instruments	690	(56)	(1,336)	89	646	(33)	—	—	—	—
– transfers from stage 1 to stage 2	(14,106)	11	14,106	(11)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	15,023	(66)	(15,023)	66	—	—	—	—	—	—
– transfers to stage 3	(247)	—	(551)	39	798	(39)	—	—	—	—
– transfers from stage 3	20	(1)	132	(5)	(152)	6	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	48	—	(26)	—	—	—	—	—	22
Net new and further lending/repayments	4,626	(1)	(1,916)	22	(442)	125	33	—	2,301	146
Changes to risk parameters – credit quality	—	(1)	—	(28)	—	(305)	—	(6)	—	(340)
Changes to model used for ECL calculation	—	(3)	—	18	—	—	—	—	—	15
Assets written off	—	—	—	—	(248)	246	—	—	(248)	246
Credit related modifications that resulted in derecognition	—	—	—	—	(94)	75	—	—	(94)	75
Foreign exchange	(2,398)	2	(231)	2	(49)	17	—	—	(2,678)	21
Others[2]	(9,061)	(9)	869	(24)	207	(66)	(1)	—	(7,986)	(99)
At 31 Dec 2023	162,228	(91)	15,445	(147)	2,556	(903)	35	(6)	180,264	(1,147)
ECL income statement change for the period		43		(14)		(180)		(6)		(157)
Recoveries										5
Others										(12)
Total ECL income statement change for the period										(164)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Audited)
	At 31 Dec 2023		12 months ended 31 Dec 2023
	Gross carrying/ nominal amount	Allowance for ECL	ECL (charge)/release
	£m	£m	£m
As above	180,264	(1,147)	(164)
Other financial assets measured at amortised cost	273,728	(70)	—
Non-trading reverse purchase agreement commitments	38,704	—	—
Performance and other guarantees not considered for IFRS 9			(7)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	492,696	(1,217)	(171)
Debt instruments measured at FVOCI	37,427	(23)	2
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,240)	(169)
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2023, these amounted to £(1.64)bn and were classified as stage 1 with no ECL.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Audited)
	Non credit – impaired				Credit – impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2022	179,612	(118)	17,471	(188)	2,779	(923)	2	(2)	199,864	(1,231)
Transfers of financial instruments:	(14,449)	(26)	13,625	59	824	(33)	—	—	—	—
– transfers from stage 1 to stage 2	(25,027)	15	25,027	(15)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	10,847	(42)	(10,847)	42	—	—	—	—	—	—
– transfers to stage 3	(340)	2	(600)	35	940	(37)	—	—	—	—
– transfers from stage 3	71	(1)	45	(3)	(116)	4	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	29	—	(24)	—	(10)	—	—	—	(5)
Net new and further lending/repayments	9,912	7	(11,270)	29	(703)	90	1	—	(2,060)	126
Changes to risk parameters – credit quality	—	32	—	(101)	—	(318)	—	2	—	(385)
Changes to model used for ECL calculation	—	4	—	10	—	—	—	—	—	14
Assets written off	—	—	—	—	(165)	165	—	—	(165)	165
Credit related modifications that resulted in derecognition	—	—	—	—	(1)	1	—	—	(1)	1
Foreign exchange	5,764	(3)	744	(11)	88	(34)	—	—	6,596	(48)
Others[2,3]	(12,468)	4	(2,511)	26	(286)	100	—	—	(15,265)	130
At 31 Dec 2022	168,371	(71)	18,059	(200)	2,536	(962)	3	—	188,969	(1,233)
ECL Income statement change for the period		72		(86)		(238)		2		(250)
Recoveries										2
Others										28
Total ECL income statement change for the period										(220)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Audited)
	At 31 Dec 2022		12 months ended 31 Dec 2022
	Gross carrying/ nominal amount	Allowance for ECL	ECL (charge)/ release
	£m	£m	£m
As above	188,969	(1,233)	(220)
Other financial assets measured at amortised cost	269,815	(137)	(3)
Non-trading reverse purchase agreement commitments	33,684	—	—
Performance and other guarantees not considered for IFRS 9			6
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	492,468	(1,370)	(217)
Debt instruments measured at FVOCI	29,248	(24)	(5)
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,394)	(222)
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2022, these amounted to £4bn and were classified as stage 1 with no ECL.
3 Total includes £21bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale and a corresponding allowance for ECL of £131m reflecting business disposals as disclosed in Note 35 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 179.

Reconciliation of changes in gross carrying amount and allowances for loans and advances to banks and customers
(Audited)
	Non credit – impaired				Credit – impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	80,347	(55)	8,230	(166)	2,289	(922)	3	—	90,869	(1,143)
Transfers of financial instruments	(98)	(42)	(500)	78	598	(36)	—	—	—	—
– transfers from stage 1 to stage 2	(7,192)	10	7,192	(10)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	7,301	(51)	(7,301)	51	—	—	—	—	—	—
– transfers to stage 3	(226)	—	(465)	39	691	(39)	—	—	—	—
– transfers from stage 3	19	(1)	74	(2)	(93)	3	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	36	—	(22)	—	—	—	—	—	14
Changes due to modifications not derecognised	—	—	—	—	—	—	—	—	—	—
Net new and further lending/repayments	3,230	(9)	(923)	15	(401)	94	30	—	1,936	100
Changes to risk parameters - credit quality	—	1	—	(10)	—	(289)	—	(6)	—	(304)
Changes to models used for ECL calculation	—	2	—	4	—	—	—	—	—	6
Assets written off	—	—	—	—	(248)	246	—	—	(248)	246
Credit-related modifications that resulted in derecognition	—	—	—	—	(94)	75	—	—	(94)	75
Foreign exchange	(1,264)	1	(148)	1	(48)	17	—	—	(1,460)	19
Others[1]	(1,603)	(10)	1,338	(25)	214	(67)	(1)	—	(52)	(102)
At 31 Dec 2023	80,612	(76)	7,997	(125)	2,310	(882)	32	(6)	90,951	(1,089)
ECL income statement change for the period	—	30	—	(13)	—	(195)	—	(6)	—	(184)
Recoveries										5
Others										(20)
Total ECL income statement change for the period										(199)
1    Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2023, these amounted to £(1.17)bn and were classified as stage 1 with no ECL.

Reconciliation of changes in nominal amount and allowances for loan commitments and financial guarantees[1]
(Audited)
	Non credit – impaired				Credit – impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	88,024	(16)	9,829	(34)	247	(40)	—	—	98,100	(90)
Transfers of financial instruments	788	(14)	(836)	11	48	3	—	—	—	—
– transfers from stage 1 to stage 2	(6,914)	1	6,914	(1)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	7,722	(15)	(7,722)	15	—	—	—	—	—	—
– transfers to stage 3	(21)	—	(86)	—	107	—	—	—	—	—
– transfers from stage 3	1	—	58	(3)	(59)	3	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	12	—	(4)	—	—	—	—	—	8
Net new and further lending/repayments	1,396	8	(993)	7	(41)	31	3	—	365	46
Changes to risk parameters - credit quality	—	(2)	—	(18)	—	(16)	—	—	—	(36)
Changes to models used for ECL calculation	—	(5)	—	14	—	—	—	—	—	9
Assets written off	—	—	—	—	—	—	—	—	—	—
Credit-related modifications that resulted in derecognition	—	—	—	—	—	—	—	—	—	—
Foreign exchange	(1,134)	1	(83)	1	(1)	—	—	—	(1,218)	2
Others[2]	(7,458)	1	(469)	1	(7)	1	—	—	(7,934)	3
At 31 Dec 2023	81,616	(15)	7,448	(22)	246	(21)	3	—	89,313	(58)
ECL income statement change for the period	—	13	—	(1)	—	15	—	—	—	27
Recoveries										—
Others										8
Total ECL income statement change for the period										35
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2023, these amounted to £(0.47)bn and were classified as stage 1 with no ECL.
Credit quality
Credit quality of financial instruments
(Audited)
We assess the credit quality of all financial instruments that are subject to credit risk. The credit quality of financial instruments is a point-in-time assessment of the PD, whereas stages 1 and 2 are determined based on relative deterioration of credit quality since initial recognition for the majority of portfolios. Accordingly, for non-credit-impaired financial instruments, there is no direct relationship between the credit quality assessment and stages 1 and 2, although typically the lower credit quality bands exhibit a higher proportion in stage 2.
The five credit quality classifications provided below each encompass a range of granular internal credit rating grades assigned to wholesale and personal lending businesses and the external ratings attributed by external agencies to debt securities, as shown in the table on page 52.

Distribution of financial instruments by credit quality at 31 December 2023
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	32,567	18,634	19,627	3,409	2,342	76,579	(1,088)	75,491
– personal	8,702	2,612	1,388	115	214	13,031	(108)	12,923
– corporate and commercial	18,044	12,815	14,876	3,228	1,805	50,768	(825)	49,943
– non-bank financial institutions	5,821	3,207	3,363	66	323	12,780	(155)	12,625
Loans and advances to banks held at amortised cost	13,247	415	710	—	—	14,372	(1)	14,371
Cash and balances at central banks	110,570	—	48	—	—	110,618	—	110,618
Items in the course of collection from other banks	2,109	5	—	—	—	2,114	—	2,114
Reverse repurchase agreements – non-trading	57,144	13,183	3,128	39	—	73,494	—	73,494
Financial investments	8,840	—	21	—	—	8,861	—	8,861
Assets held for sale	19,461	1,232	852	95	156	21,796	(64)	21,732
Other assets	54,903	647	1,225	44	26	56,845	(6)	56,839
– endorsements and acceptances	224	6	20	—	—	250	—	250
– accrued income and other	54,679	641	1,205	44	26	56,595	(6)	56,589
Debt instruments measured at fair value through other comprehensive income[1]	35,513	2,241	760	82	—	38,596	(23)	38,573
Out-of-scope for IFRS 9
Trading assets	34,923	8,555	6,378	820	—	50,676	—	50,676
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	2,439	965	1,536	5	—	4,945	—	4,945
Derivatives	155,106	15,499	3,457	46	8	174,116	—	174,116
Assets held for sale	101	—	—	—	—	101	—	101
Total gross carrying amount on balance sheet	526,923	61,376	37,742	4,540	2,532	633,113	(1,182)	631,931
Percentage of total credit quality (%)	83	10	6	1	0	100
Loans and other credit-related commitments	83,907	27,038	13,012	1,482	177	125,616	(42)	125,574
Financial guarantees	1,270	530	503	26	72	2,401	(16)	2,385
In-scope: Irrevocable loan commitments and financial guarantees	85,177	27,568	13,515	1,508	249	128,017	(58)	127,959
Loans and other credit-related commitments	3,269	2,091	806	42	5	6,213	—	6,213
Performance and other guarantees	9,582	5,357	3,917	484	208	19,548	(25)	19,523
Out-of-scope: Revocable loan commitments and non-financial guarantees	12,851	7,448	4,723	526	213	25,761	(25)	25,736
1    For the purposes of this disclosure gross carrying amount is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments by credit quality at 31 December 2022 (continued)
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	27,997	19,618	19,612	4,263	2,227	73,717	(1,103)	72,614
– personal	2,019	2,928	858	103	105	6,013	(55)	5,958
– corporate and commercial	19,352	13,393	16,496	3,910	1,853	55,004	(937)	54,067
– non-bank financial institutions	6,626	3,297	2,258	250	269	12,700	(111)	12,589
Loans and advances to banks held at amortised cost	14,637	790	1,634	26	65	17,152	(43)	17,109
Cash and balances at central banks	131,379	—	55	—	—	131,434	(1)	131,433
Items in the course of collection from other banks	2,281	—	4	—	—	2,285	—	2,285
Reverse repurchase agreements – non-trading	43,777	7,953	2,219	—	—	53,949	—	53,949
Financial investments	3,028	—	220	—	—	3,248	—	3,248
Assets held for sale	19,419	1,598	1,773	124	291	23,205	(133)	23,072
Other assets	53,967	708	948	39	32	55,694	(3)	55,691
– endorsements and acceptances	208	4	25	—	6	243	—	243
– accrued income and other	53,759	704	923	39	26	55,451	(3)	55,448
Debt instruments measured at fair value through other comprehensive income[1]	28,248	2,471	626	105	—	31,450	(24)	31,426
Out-of-scope for IFRS 9
Trading assets	26,961	4,323	9,966	298	—	41,548	—	41,548
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	1,945	331	669	1	—	2,946	—	2,946
Derivatives	199,167	21,128	4,886	29	28	225,238	—	225,238
Assets held for sale	107	—	—	—	—	107	—	107
Total gross carrying amount on balance sheet	552,913	58,920	42,612	4,885	2,643	661,973	(1,307)	660,666
Percentage of total credit quality (%)	84	9	6	1	—	100
Loans and other credit-related commitments	82,801	23,578	17,523	2,392	163	126,457	(67)	126,390
Financial guarantees	2,924	1,171	995	153	84	5,327	(20)	5,307
In-scope: Irrevocable loan commitments and financial guarantees	85,725	24,749	18,518	2,545	247	131,784	(87)	131,697
Loans and other credit-related commitments	1,168	183	90	14	1	1,456	—	1,456
Performance and other guarantees	9,791	3,583	3,074	599	89	17,136	(18)	17,118
Out-of-scope: Revocable loan commitments and non-financial guarantees	10,959	3,766	3,164	613	90	18,592	(18)	18,574
1    For the purposes of this disclosure gross carrying amount is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to customers at amortised cost	32,567	18,634	19,627	3,409	2,342	76,579	(1,088)	75,491
– stage 1	31,644	17,295	16,071	1,346	—	66,356	(75)	66,281
– stage 2	923	1,339	3,556	2,063	—	7,881	(125)	7,756
– stage 3	—	—	—	—	2,310	2,310	(882)	1,428
– POCI	—	—	—	—	32	32	(6)	26
Loans and advances to banks at amortised cost	13,247	415	710	—	—	14,372	(1)	14,371
– stage 1	13,220	414	622	—	—	14,256	(1)	14,255
– stage 2	27	1	88	—	—	116	—	116
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	253,027	15,067	5,274	178	182	273,728	(70)	273,658
– stage 1	252,841	14,788	4,843	85	—	272,557	(5)	272,552
– stage 2	186	279	431	93	—	989	(8)	981
– stage 3	—	—	—	—	182	182	(57)	125
– POCI	—	—	—	—	—	—	—	—
Loans and other credit-related commitments	83,907	27,038	13,012	1,482	177	125,616	(42)	125,574
– stage 1	81,341	25,083	10,962	856	—	118,242	(13)	118,229
– stage 2	2,566	1,955	2,050	626	—	7,197	(21)	7,176
– stage 3	—	—	—	—	174	174	(8)	166
– POCI	—	—	—	—	3	3	—	3
Financial guarantees	1,270	530	503	26	72	2,401	(16)	2,385
– stage 1	1,269	483	322	4	—	2,078	(2)	2,076
– stage 2	1	47	181	22	—	251	(1)	250
– stage 3	—	—	—	—	72	72	(13)	59
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2023	384,018	61,684	39,126	5,095	2,773	492,696	(1,217)	491,479
Debt instruments at FVOCI[1]
– stage 1	35,473	2,241	722	—	—	38,436	(9)	38,427
– stage 2	40	—	38	82	—	160	(14)	146
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2023	35,513	2,241	760	82	—	38,596	(23)	38,573

Loans and advances to customers at amortised cost	27,997	19,618	19,612	4,263	2,227	73,717	(1,103)	72,614
– stage 1	27,183	18,885	16,313	1,292	—	63,673	(51)	63,622
– stage 2	814	733	3,299	2,971	—	7,817	(145)	7,672
– stage 3	—	—	—	—	2,224	2,224	(907)	1,317
– POCI	—	—	—	—	3	3	—	3
Loans and advances to banks at amortised cost	14,637	790	1,634	26	65	17,152	(43)	17,109
– stage 1	14,502	565	1,605	1	—	16,673	(6)	16,667
– stage 2	135	225	29	25	—	414	(21)	393
– stage 3	—	—	—	—	65	65	(16)	49
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	253,851	10,259	5,219	163	323	269,815	(137)	269,678
– stage 1	253,572	9,893	4,324	41	—	267,830	(14)	267,816
– stage 2	279	366	895	122	—	1,662	(17)	1,645
– stage 3	—	—	—	—	323	323	(106)	217
– POCI	—	—	—	—	—	—	—	—
Loans and other credit-related commitments	82,801	23,578	17,523	2,392	163	126,457	(67)	126,390
– stage 1	79,931	21,530	14,570	963	—	116,994	(13)	116,981
– stage 2	2,870	2,048	2,953	1,429	—	9,300	(32)	9,268
– stage 3	—	—	—	—	163	163	(22)	141
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	2,924	1,171	995	153	84	5,327	(20)	5,307
– stage 1	2,895	1,058	727	35	—	4,715	(1)	4,714
– stage 2	29	113	268	118	—	528	(2)	526
– stage 3	—	—	—	—	84	84	(17)	67
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2022	382,210	55,416	44,983	6,997	2,862	492,468	(1,370)	491,098
Debt instruments at FVOCI[1]
– stage 1	28,047	2,384	547	—	—	30,978	(10)	30,968
– stage 2	201	87	79	105	—	472	(14)	458
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2022	28,248	2,471	626	105	—	31,450	(24)	31,426
1 For the purposes of this disclosure gross carrying amount is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.
Credit‑impaired loans
(Audited)
The group determines that a financial instrument is credit impaired and in stage 3 by considering relevant objective evidence, primarily whether:
–contractual payments of either principal or interest are past due for more than 90 days;
–there are other indications that the borrower is unlikely to pay such as that a concession has been granted to the borrower for economic or legal reasons relating to the borrower’s financial condition; and
–the loan is otherwise considered to be in default. If such unlikeliness to pay is not identified at an earlier stage, it is deemed to occur when an exposure is 90 days past due, even where regulatory rules permit default to be defined based on 180 days past due. Therefore, the definitions of credit-impaired and default are aligned as far as possible so that stage 3 represents all loans which are considered defaulted or otherwise credit-impaired.
Collateral and other credit enhancement
(Audited)
Although collateral can be an important mitigant of credit risk, it is the group’s practice to lend on the basis of the customer’s ability to meet their obligations out of cash flow resources rather than placing primary reliance on collateral and other credit risk enhancements. Depending on the customer’s standing and the type of product, facilities may be provided without any collateral or other credit enhancements. For other lending, a charge over collateral is obtained and considered in determining the credit decision and pricing. In the event of default, the group may utilise the collateral as a source of repayment.
Depending on its form, collateral can have a significant financial effect in mitigating our exposure to credit risk. Where there is sufficient collateral, an expected credit loss is not recognised. This is the case for reverse repurchase agreements and for certain loans and advances to customers where the loan to value (‘LTV’) is very low.
Mitigants may include a charge on borrowers’ specific assets, such as real estate or financial instruments. Other credit risk mitigants include short positions in securities and financial assets held as part of linked insurance/investment contracts where the risk is predominantly borne by the policyholder. Additionally, risk may be managed by employing other types of collateral and credit risk enhancements, such as second charges, other liens and unsupported guarantees. Guarantees are normally taken from corporates and export credit agencies. Corporates would normally provide guarantees as part of a parent/ subsidiary relationship and span a number of credit grades. The export credit agencies will normally be investment grade.
Certain credit mitigants are used strategically in portfolio management activities. While single name concentrations arise in portfolios managed by Global Banking and Corporate Banking, it is only in Global Banking that their size requires the use of portfolio level credit mitigants. Across Global Banking, risk limits and utilisations, maturity profiles and risk quality are monitored and managed proactively. This process is key to the setting of risk appetite for these larger, more complex, geographically distributed customer groups. While the principal form of risk management continues to be at the point of exposure origination, through the lending decision-making process, Global Banking also utilises loan sales and credit default swap (‘CDS’) hedges to manage concentrations and reduce risk.
These transactions are the responsibility of a dedicated Global Banking portfolio management team. Hedging activity is carried out within agreed credit parameters, and is subject to market risk limits and a robust governance structure. Where applicable, CDSs are entered into directly with a central clearing house counterparty. Otherwise, our exposure to CDS protection providers is diversified among mainly banking counterparties with strong credit ratings.
CDS mitigants are held at portfolio level and are not included in the expected credit loss calculations. CDS mitigants are not reported in the following tables.
Collateral on loans and advances
Collateral held is analysed separately for commercial real estate and for other corporate, commercial and financial (non-bank) lending. The following tables include off-balance sheet loan commitments, primarily undrawn credit lines.
The collateral measured in the following tables consists of charges over cash and marketable financial instruments. The values in the tables represent the expected market value on an open market basis. No adjustment has been made to the collateral for any expected costs of recovery. Marketable securities are measured at their fair value.
Other types of collateral such as unsupported guarantees and floating charges over the assets of a customer’s business are not measured in the following tables. While such mitigants have value, often providing rights in insolvency, their assignable value is not sufficiently certain and they are therefore assigned no value for disclosure purposes.
The LTV ratios presented are calculated by directly associating loans and advances with the collateral that individually and uniquely supports each facility. When collateral assets are shared by multiple loans and advances, whether specifically or, more generally, by way of an all monies charge, the collateral value is pro-rated across the loans and advances protected by the collateral.
For credit-impaired loans, the collateral values cannot be directly compared with impairment allowances recognised. The LTV figures use open market values with no adjustments. Impairment allowances are calculated on a different basis, by considering other cash flows and adjusting collateral values for costs of realising collateral as explained further on page 127.
Other corporate, commercial and financial (non-bank) loans and advances
Other corporate, commercial and financial (non-bank) loans are analysed separately in the following table, which focuses on the countries containing the majority of our loans and advances balances. For financing activities in other corporate and commercial lending, collateral value is not strongly correlated to principal repayment performance.
Collateral values are generally refreshed when an obligor’s general credit performance deteriorates and we have to assess the likely performance of secondary sources of repayment should it prove necessary to rely on them.

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
	Gross carrying/nominal amount					ECL coverage
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	%	%	%	%	%
Not collateralised	115,898	10,983	1,617	6	128,504	—	1.0	43.8	—	0.7
Fully collateralised by LTV ratio	8,709	908	101	—	9,718	0.1	1.2	23.8	—	0.4
– less than 50%	2,221	342	41	—	2,604	0.2	1.5	24.4	—	0.7
– 51% to 75%	1,830	196	29	—	2,055	0.1	1.0	20.7	—	0.4
– 76% to 90%	336	149	13	—	498	—	0.7	38.5	—	1.2
– 91% to 100%	4,322	221	18	—	4,561	—	1.8	22.2	—	0.2
Partially collateralised (A): LTV > 100%	3,709	821	404	1	4,935	0.1	0.5	12.1	—	1.1
– collateral value on A	2,963	595	135	1	3,694
Total at 31 Dec 2023	128,316	12,712	2,122	7	143,157	—	1.0	36.8	—	0.7
of which: UK
Not collateralised	42,157	5,901	622	—	48,680	—	0.9	38.7	—	0.6
Fully collateralised by LTV ratio	4,464	168	11	—	4,643	—	—	27.3	—	0.1
– less than 50%	654	119	6	—	779	—	—	16.7	—	0.1
– 51% to 75%	1,031	47	3	—	1,081	—	—	—	—	—
– 76% to 90%	33	—	2	—	35	—	—	100.0	—	5.7
– 91% to 100%	2,746	2	—	—	2,748	—	—	—	—	—
Partially collateralised (B): LTV > 100%	229	19	7	—	255	—	—	42.9	—	1.2
– collateral value on B	150	—	2	—	152
Total UK at 31 Dec 2023	46,850	6,088	640	—	53,578	—	0.9	38.6	—	0.6
of which: France
Not collateralised	59,349	2,634	715	6	62,704	—	1.1	53.8	—	0.7
Fully collateralised by LTV ratio	2,110	341	26	—	2,477	0.1	1.2	15.4	—	0.4
– less than 50%	1,047	146	12	—	1,205	0.1	0.7	16.7	—	0.3
– 51% to 75%	614	115	4	—	733	0.2	0.9	25.0	—	0.4
– 76% to 90%	87	19	8	—	114	—	—	12.5	—	0.9
– 91% to 100%	362	61	2	—	425	—	3.3	50.0	—	0.7
Partially collateralised (C): LTV > 100%	3,038	787	390	1	4,216	—	0.4	10.0	—	1.0
– collateral value on C	2,418	583	129	1	3,131
Total France at 31 Dec 2023	64,497	3,762	1,131	7	69,397	—	1.0	37.8	—	0.7
of which: Germany
Not collateralised	8,949	1,603	173	—	10,725	—	1.1	20.8	—	0.5
Fully collateralised by LTV ratio	624	113	12	—	749	—	0.9	25.0	—	0.5
– less than 50%	—	—	—	—	—	—	—	—	—	—
– 51% to 75%	—	—	—	—	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—	—	—	—	—
– 91% to 100%	624	113	12	—	749	—	0.9	25.0	—	0.5
Partially collateralised (D): LTV > 100%	—	—	—	—	—	—	—	—	—	—
– collateral value on D	—	—	—	—	—
Total Germany at 31 Dec 2023	9,573	1,716	185	—	11,474	—	1.1	21.1	—	0.5

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
	Gross carrying/nominal amount					ECL coverage
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	%	%	%	%	%
Not collateralised	117,166	13,074	1,795	2	132,037	—	0.9	40.3	—	0.7
Fully collateralised by LTV ratio	10,444	1,132	80	—	11,656	0.1	1.5	26.3	—	0.4
– less than 50%	2,456	515	26	—	2,997	0.2	1.7	23.1	—	0.7
– 51% to 75%	3,321	272	6	—	3,599	0.1	1.5	33.3	—	0.2
– 76% to 90%	354	4	11	—	369	—	—	36.4	—	1.1
– 91% to 100%	4,313	341	37	—	4,691	—	1.2	21.6	—	0.3
Partially collateralised (A): LTV > 100%	4,542	509	172	—	5,223	0.1	1.4	23.8	—	1.0
– collateral value on A	3,664	426	125	—	4,215
Total at 31 Dec 2022	132,152	14,715	2,047	2	148,916	—	1.0	38.4	—	0.7
of which: UK
Not collateralised	46,080	4,219	673	—	50,972	—	0.8	31.2	—	0.5
Fully collateralised by LTV ratio	6,300	327	10	—	6,637	0.1	1.2	10.0	—	0.1
– less than 50%	1,643	224	2	—	1,869	0.2	0.4	—	—	0.2
– 51% to 75%	2,161	84	3	—	2,248	—	3.6	33.3	—	0.2
– 76% to 90%	234	2	2	—	238	—	—	—	—	—
– 91% to 100%	2,262	17	3	—	2,282	—	—	—	—	—
Partially collateralised (B): LTV > 100%	169	23	11	—	203	—	—	27.3	—	1.5
– collateral value on B	77	13	3	—	93
Total UK at 31 Dec 2022	52,549	4,569	694	—	57,812	—	0.8	30.8	—	0.5
of which: France
Not collateralised	53,960	4,581	668	2	59,211	—	1.0	57.9	—	0.8
Fully collateralised by LTV ratio	2,146	239	12	—	2,397	—	1.7	33.3	—	0.3
– less than 50%	491	122	7	—	620	—	0.8	28.6	—	0.6
– 51% to 75%	1,050	69	2	—	1,121	—	1.4	50.0	—	0.2
– 76% to 90%	36	1	1	—	38	—	—	—	—	—
– 91% to 100%	569	47	2	—	618	—	4.3	50.0	—	0.3
Partially collateralised (C): LTV > 100%	3,797	472	159	—	4,428	0.1	1.5	23.3	—	1.0
– collateral value on C	3,128	405	122	—	3,655
Total France at 31 Dec 2022	59,903	5,292	839	2	66,036	—	1.1	51.0	—	0.8
of which: Germany
Not collateralised	11,577	3,269	348	—	15,194	—	0.9	28.7	—	0.9
Fully collateralised by LTV ratio	809	228	24	—	1,061	—	0.9	29.2	—	0.8
– less than 50%	—	—	—	—	—	—	—	—	—	—
– 51% to 75%	—	—	—	—	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—	—	—	—	—
– 91% to 100%	809	228	24	—	1,061	—	0.9	29.2	—	0.8
Partially collateralised (D): LTV > 100%	—	—	—	—	—	—	—	—	—	—
– collateral value on D	—	—	—	—	—
Total Germany at 31 Dec 2022	12,386	3,497	372	—	16,255	—	0.9	28.8	—	0.9

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage
(Audited)
	Gross carrying/nominal amount				ECL coverage
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	%	%	%	%
Fully collateralised by LTV ratio	5,019	1,011	125	6,155	0.3	1.2	22.4	0.9
– less than 50%	2,320	448	59	2,827	0.2	0.9	15.3	0.6
– 51% to 70%	1,753	352	28	2,133	0.2	1.1	21.4	0.7
– 71% to 80%	594	121	11	726	0.5	1.7	27.3	1.1
– 81% to 90%	271	59	15	345	0.7	1.7	33.3	2.3
– 91% to 100%	81	31	12	124	1.2	3.2	41.7	5.6
Partially collateralised (A): LTV > 100%	77	19	68	164	—	15.8	52.9	23.8
– collateral value on A	33	16	54	103
Total at 31 Dec 2023	5,096	1,030	193	6,319	0.3	1.5	33.2	1.5
of which: UK
Fully collateralised by LTV ratio	1,752	814	10	2,576	—	—	10.0	—
– less than 50%	863	354	9	1,226	—	—	11.1	0.1
– 51% to 70%	559	295	1	855	—	—	—	—
– 71% to 80%	179	96	—	275	—	—	—	—
– 81% to 90%	102	48	—	150	—	—	—	—
– 91% to 100%	49	21	—	70	—	—	—	—
Partially collateralised (B): LTV > 100%	9	1	—	10	—	—	—	—
– collateral value on B	3	1	—	4
Total UK at 31 Dec 2023	1,761	815	10	2,586	—	—	10.0	—
of which: France
Fully collateralised	280	36	6	322	—	—	16.7	0.3
– less than 50%	108	17	5	130	—	—	—	—
– 51% to 70%	126	15	—	141	—	—	—	—
– 71% to 80%	30	3	—	33	—	—	—	—
– 81% to 90%	14	1	—	15	—	—	—	—
– 91% to 100%	2	—	1	3	—	—	100.0	33.3
Partially collateralised (C): LTV > 100%	4	—	14	18	—	—	64.3	50.0
– collateral value on C	4	—	14	18
Total France at 31 Dec 2023	284	36	20	340	—	—	50.0	2.9

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage (continued)
(Audited)
	Gross carrying/nominal amount				ECL coverage
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	%	%	%	%
Fully collateralised by LTV ratio	4,340	510	65	4,915	0.1	1.4	16.9	0.5
– less than 50%	2,199	203	46	2,448	0.1	1.5	13.0	0.4
– 51% to 70%	1,482	196	14	1,692	0.4	3.0	42.2	0.5
– 71% to 80%	442	66	3	511	0.2	1.5	33.3	0.6
– 81% to 90%	202	39	1	242	—	—	—	0.4
– 91% to 100%	15	6	1	22	—	—	100.0	4.5
Partially collateralised (A): LTV > 100%	50	1	16	67	—	—	68.8	16.4
– collateral value on A	10	1	—	11
Total at 31 Dec 2022	4,390	511	81	4,982	0.1	1.4	27.2	0.7
of which: UK
Fully collateralised by LTV ratio	2,376	428	10	2,814	—	0.5	10.0	0.1
– less than 50%	1,255	151	9	1,415	—	0.7	11.1	0.1
– 51% to 70%	849	173	1	1,023	0.2	1.1	—	0.2
– 71% to 80%	198	60	—	258	—	—	—	—
– 81% to 90%	63	38	—	101	—	—	—	—
– 91% to 100%	11	6	—	17	—	—	—	—
Partially collateralised (B): LTV > 100%	11	1	—	12	—	—	—	—
– collateral value on B	6	1	—	7
Total UK at 31 Dec 2022	2,387	429	10	2,826	—	0.5	10.0	0.1
of which: France
Fully collateralised	3	—	7	10	—	—	14.3	10.0
– less than 50%	3	—	—	3	—	—	—	—
– 51% to 70%	—	—	6	6	—	—	—	—
– 71% to 80%	—	—	—	—	—	—	—	—
– 81% to 90%	—	—	—	—	—	—	—	—
– 91% to 100%	—	—	1	1	—	—	100.0	100.0
Partially collateralised (C): LTV > 100%	—	—	16	16	—	—	62.5	62.5
– collateral value on C	—	—	—	—
Total France at 31 Dec 2022	3	—	23	26	—	—	47.8	42.3
Approach and policy
(Audited)
Our objective in the management of treasury risk is to maintain appropriate levels of capital, liquidity, funding, foreign exchange and market risk to support our business strategy, and meet our regulatory and stress testing-related requirements.
Our approach to treasury management is driven by our strategic and organisational requirements, taking into account the regulatory, economic and commercial environment. We aim to maintain a strong capital and liquidity base to support the risks inherent in our business and invest in accordance with our strategy, to meet regulatory requirements.
Our policy is underpinned by our risk management framework. The risk management framework incorporates a number of measures aligned to our assessment of risks for both internal and regulatory purposes. These risks include credit, market, operational, pensions, structural and transactional foreign exchange risk, and interest rate risk in the banking book.
For further details, refer to our Pillar 3 Disclosures at 31 December 2023.
Non-trading portfolios
Value at risk of the non-trading portfolios
(Audited)
The non-trading VaR in 2023 was driven by interest rate risk in the banking book arising from Markets Treasury and ALCM book positions. The non-trading VaR averaged £29m this year, with the low of £16.9m coming in Q1, and high in Q2 at £37.4m.
Throughout 2023, markets remained volatile, driven by continued geopolitical events and the shifting of the path of central bank interest rate hikes and the terminal Central Bank's rate expectations, driven by changing economic growth and inflation outlooks. During the first half of the year, the non-trading VaR trended upwards into the month of May as the Markets Treasury business took advantage of the higher yield environment, increasing G3 sovereign bond holdings, on an outright basis in Q2 contributing to a peak in the non-trading VaR of £37.4m. During the second half of the year the VaR remained steady over the period to end the year at £32.7m as Markets Treasury actively managed risk within their limits.
The group’s non-trading VaR for the year is shown in the table below.

Non-trading VaR, 99% 1 day
(Audited)
	Interest rate ('IR')	Credit spread ('CS')	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m
Balance at 31 Dec 2023	32.0	7.6	(6.8)	32.7
Average	28.8	8.3	(8.1)	29.0
Maximum	40.0	13.3	—	37.4
Minimum	14.5	6.1	—	16.9

Balance at 31 Dec 2022	17.1	7.2	(5.6)	18.6
Average	26.3	6.7	(5.0)	28.0
Maximum	39.7	11.9	—	40.9
Minimum	16.3	4.2	—	17.8
1    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2    The total VaR is non-additive across risk types due to diversification effect.

Own funds disclosure
(Audited)
		At
		31 Dec	31 Dec
		2023	2022
Ref*		£m	£m
	Common equity tier 1 (‘CET1’) capital: instruments and reserves
1	Capital instruments and the related share premium accounts	1,801	1,217
	– ordinary shares	1,801	1,217
2,3	Retained earnings, accumulated other comprehensive income (and other reserves)[1]	17,886	19,414
5	Minority interests (amount allowed in consolidated CET1)	77	72
5a	Independently reviewed interim net profits net of any foreseeable charge or dividend	742	(1,459)
6	Common equity tier 1 capital before regulatory adjustments[1]	20,506	19,244
28	Total regulatory adjustments to common equity tier 1	(1,276)	(833)
29	Common equity tier 1 capital[1]	19,230	18,411
36	Additional tier 1 capital before regulatory adjustments	3,941	3,942
43	Total regulatory adjustments to additional tier 1 capital	(47)	(49)
44	Additional tier 1 capital	3,894	3,893
45	Tier 1 capital[1]	23,124	22,304
51	Tier 2 capital before regulatory adjustments	14,403	13,559
57	Total regulatory adjustments to tier 2 capital	(396)	(449)
58	Tier 2 capital	14,007	13,110
59	Total capital[1]	37,131	35,414
*    The references identify the lines prescribed in the template, that are applicable and where there is a value.
1    From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.

Funding sources and uses for the group
	2023	2022[1]		2023	2022[1]
	£m	£m		£m	£m
Sources			Uses
Customer accounts	222,941	215,948	Loans and advances to customers	75,491	72,614
Deposits by banks	22,943	20,836	Loans and advances to banks	14,371	17,109
Repurchase agreements – non-trading	53,416	32,901	Reverse repurchase agreements – non-trading	73,494	53,949
Debt securities in issue	13,443	7,268	Cash collateral, margin and settlement accounts	52,154	51,858
Cash collateral, margin and settlement accounts	53,094	60,385	Assets held for sale	20,368	21,214
Liabilities of disposal groups held for sale	20,684	24,711	Trading assets	100,696	79,878
Subordinated liabilities	14,920	14,528	– reverse repos	8,510	8,729
Financial liabilities designated at fair value	32,545	27,282	– stock borrowing	8,713	5,627
Insurance contract liabilities	20,595	20,004	– other trading assets	83,473	65,522
Trading liabilities	42,276	41,265	Financial investments	46,368	32,604
– repos	7,929	8,213	Cash and balances with central banks	110,618	131,433
– stock lending	2,190	1,773	Other balance sheet assets	209,410	255,987
– other trading liabilities	32,157	31,279	At 31 Dec	702,970	716,646
Total equity	24,505	23,233
Other balance sheet liabilities	181,608	228,285
At 31 Dec	702,970	716,646
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
Market risk governance
(Audited)
The following diagram summarises the main business areas where trading market risks reside, and the market risk measures used to monitor and limit exposures.

Risk types	Trading risk
–Foreign exchange and commodities –Interest rates –Credit spreads –Equities
Risk measure	Value at risk | Sensitivity | Stress testing
Where appropriate, we apply similar risk management policies and measurement techniques to trading portfolios. Our objective is to manage and control market risk exposures to optimise return on risk while maintaining a market profile consistent with our established risk appetite.
Market risk is managed and controlled through limits approved by the group Chief Risk Officer. These limits are allocated across business lines and to the group and its subsidiaries. The majority of HSBC’s total VaR and almost all trading VaR reside in GBM. Each major operating entity has an independent market risk management and control sub-function, which is responsible for measuring, monitoring and reporting market risk exposures against limits on a daily basis. The Traded Risk function enforces the controls around trading in permissible instruments approved for each site as well as following completion of the new product approval process. Traded Risk also restricts trading in the more complex derivative products to offices with appropriate levels of product expertise and robust control systems.
Trading portfolios
Value at risk of the trading portfolios
(Audited)
The Trading VaR predominantly resides within Markets Securities Services where it amounted to £25.4m as of 31 December 2023 compared with £31.2m as of 31 December 2022. The Trading VaR peaked at £55.4m in September owing to the sensitivity of the trading book to interest rates moves, coupled with a large volatility in the rates market. The lower than market expected inflation data in developed markets led to a general decrease of volatility from beginning of November; as a result, the Trading VaR decreased in the last two months of the year and remained fairly stable, ranging between £19m and £31.7m.
The group’s trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day
(Audited)
	Foreign exchange ('FX') and commodity	Interest rate ('IR')	Equity ('EQ')	Credit Spread ('CS')	Portfolio Diversification[1]	Total[2]
	£m	£m	£m	£m	£m	£m
Balance at 31 Dec 2023	6.2	20.1	11.0	5.2	(17.0)	25.4
Average	11.4	25.8	10.0	9.2	(24.1)	32.3
Maximum	17.2	50.2	14.7	12.7	—	55.4
Minimum	5.6	13.8	7.8	5.2	—	19.0

Balance at 31 Dec 2022	7.5	26.4	13.6	8.6	(24.9)	31.2
Average	10.0	15.3	11.7	13.0	(22.8)	27.2
Maximum	21.5	49.2	17.1	22.9	—	60.0
Minimum	3.3	8.2	6.8	7.0	—	14.2
1    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2    The total VaR is non-additive across risk types due to diversification effect and it includes VaR RNIV.
Governance
(Audited)
Insurance manufacturing risks are managed to a defined risk appetite, which is aligned to the bank’s risk appetite and risk management framework, including the three lines of defence model. For details on the governance framework, see page 31. The HSBC Group Insurance Risk Management Meeting oversees the control framework globally and is accountable to the WPB Risk Management Meeting on risk matters relating to the insurance business.
The monitoring of the risks within the insurance operations is carried out by Insurance Risk teams. The Bank’s risk stewardship functions support the Insurance Risk teams in their respective areas of expertise.
Stress and scenario testing
(Audited)
Stress testing forms a key part of the risk management framework for the insurance business. We participate in local and HSBC Group-wide regulatory stress tests, including, as may be required from time to time, the Bank of England stress test of the banking system, HSBC's Group Internal Stresses, and individual country insurance regulatory stress tests. The results of these stress tests and the adequacy of management action plans to mitigate these risks are considered in the HSBC Bank plc ICAAP and the entities’ regulatory Own Risk and Solvency Assessments ('ORSAs'), which are produced by all material entities.
Management and mitigation of key risk types
Market risk
(Audited)
All our insurance manufacturing subsidiaries have market risk mandates and limits that specify the investment instruments in which they are permitted to invest and the maximum quantum of market risk that they may retain. They manage market risk by using, among others, some or all of the techniques listed below, depending on the nature of the contracts written:
–We are able to adjust bonus rates to manage the liabilities to policyholders for products with participating features. The effect is that a significant portion of the market risk is borne by the policyholder.
–We use asset and liability matching where asset portfolios are structured to support projected liability cash flows. The Group manages its assets using an approach that considers asset quality, diversification, cash flow matching, liquidity, volatility and target investment return. We use models to assess the effect of a range of future scenarios on the values of financial assets and associated liabilities, and ALCOs employ the outcomes in determining how best to structure asset holdings to support liabilities.
–We use derivatives and other financial instruments to protect against adverse market movements.
–We design new products to mitigate market risk, such as changing the investment return sharing portion between policyholders and the shareholder.
Insurance manufacturing operations risk in 2023
Measurement
The following table shows the composition of assets and liabilities by contract type.

Balance sheet of insurance manufacturing subsidiaries by type of contract
(Audited)
	Life Direct Participating and investment DPF contracts[2]	Life other[3]	Other contracts[4]	Shareholder assets and liabilities	Total
	£m	£m	£m	£m	£m
Financial assets	21,284	101	942	1,331	23,658
– trading assets
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	13,101	78	935	776	14,890
– derivatives	92	—	—	5	97
– financial investments – at amortised cost	218	—	—	14	232
– financial investments at fair value through other comprehensive income	6,947	—	—	452	7,399
– other financial assets[5]	926	23	7	84	1,040
Insurance contract assets	—	41	—	—	41
Reinsurance contract assets	—	145	—	—	145
Other assets and investment properties	748	75	—	82	905
Total assets at 31 Dec 2023	22,032	362	942	1,413	24,749
Liabilities under investment contracts designated at fair value	—	—	1,002	—	1,002
Insurance contract liabilities	20,289	306	—	—	20,595
Reinsurance contract liabilities	—	33	—	—	33
Deferred tax	—	—	—	2	2
Other liabilities	—	—	—	1,966	1,966
Total liabilities at 31 Dec 2023	20,289	339	1,002	1,968	23,598
Total equity at 31 Dec 2023	—	—	—	1,151	1,151
Total liabilities and equity at 31 Dec 2023	20,289	339	1,002	3,119	24,749

Financial assets	20,623	93	883	1,156	22,755
– trading assets	—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	11,562	85	883	634	13,164
– derivatives	232	—	—	11	243
– financial investments – at amortised cost	298	—	—	20	318
– financial investments at fair value through other comprehensive income	7,497	—	—	394	7,891
– other financial assets[5]	1,034	8	—	97	1,139
Insurance contract assets	—	43	—	—	43
Reinsurance contract assets	—	121	—	—	121
Other assets and investment properties	726	13	—	131	870
Total assets at 31 Dec 2022[1]	21,349	270	883	1,287	23,789
Liabilities under investment contracts designated at fair value	—	—	944	—	944
Insurance contract liabilities	19,719	285	—	—	20,004
Reinsurance contract liabilities	—	33	—	—	33
Deferred tax	—	—	—	—	—
Other liabilities	—	—	—	1,837	1,837
Total liabilities at 31 Dec 2022[1]	19,719	318	944	1,837	22,818
Total equity at 31 Dec 2022[1]	—	—	—	971	971
Total liabilities and equity at 31 Dec 2022[1]	19,719	318	944	2,808	23,789
1    From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
2    ‘Life direct participating and investment DPF’ contracts are substantially measured under the variable fee approach measurement model.
3    ‘Life other’ contracts are measured under the general measurement model and mainly includes protection insurance contracts as well as reinsurance contracts. The reinsurance contracts primarily provide diversification benefits over the life direct participating and investment discretionary participation feature (’DPF’) contracts.
4    ‘Other contracts’ includes investment contracts for which HSBC does not bear significant insurance risk.
5    'Other financial assets' comprise mainly loans and advances to banks, cash and intercompany balances with other non-insurance legal entities.
Key risk types
Market risk
(Audited)
Description and exposure
Market risk is the risk of changes in market factors affecting the bank’s capital or profit. Market factors include interest rates, equity and growth assets, credit spreads and foreign exchange rates.
Our exposure varies depending on the type of contract issued. Our most significant life insurance products are investment contracts with discretionary participating features (‘DPF’) issued in France. These products typically include some form of capital guarantee or guaranteed return on the sums invested by the policyholders, to which discretionary bonuses are added if allowed by the overall performance of the funds. These funds are primarily invested in fixed interest assets with a proportion allocated to other asset classes, to provide customers with the potential for enhanced returns.
DPF products expose the bank to the risk of variation in asset returns, which will impact our participation in the investment performance. In addition, in some scenarios the asset returns can become insufficient to cover the policyholders’ financial guarantees, in which case the shortfall has to be met by the bank. Amounts are held against the cost of such guarantees, calculated by stochastic modelling in the larger entities. The cost of such guarantees are generally not material and form part of insurance fulfilment cash flows.
For unit-linked contracts, market risk is substantially borne by the policyholder, but some market risk exposure typically remains as fees earned are related to the market value of the linked assets.

Sensitivity of the group's insurance manufacturing subsidiaries to market risk factors[3]
	2023			2022[1]
	Effect on profit after tax	Effect on CSM	Effect on total equity	Effect on profit after tax	Effect on CSM	Effect on total equity
	£m	£m	£m	£m	£m	£m
+100 basis point parallel shift in yield curves	1	5	(25)	4	29	(22)
– Insurance & Reinsurance Contracts	6	8	6	7	29	7
– Financial Instruments	(5)	(3)	(31)	(3)	—	(29)
–100 basis point parallel shift in yield curves	(8)	(59)	18	(13)	(109)	13
– Insurance & Reinsurance Contracts	(13)	(62)	(13)	(16)	(109)	(16)
– Financial Instruments	5	3	31	3	—	29
+100 basis point shift in credit spreads	(3)	(34)	(30)	(3)	(30)	(29)
– Insurance & Reinsurance Contracts	(2)	(34)	(2)	(2)	(30)	(2)
– Financial Instruments	(1)	—	(28)	(1)	—	(27)
–100 basis point shift in credit spreads	4	36	31	4	57	30
– Insurance & Reinsurance Contracts	3	36	3	3	57	3
– Financial Instruments	1	—	28	1	—	27
10% increase in growth assets[2]	32	65	32	26	78	26
– Insurance & Reinsurance Contracts	6	65	6	4	78	4
– Financial Instruments	26	—	26	22	—	22
10% decrease in growth assets[2]	(32)	(64)	(32)	(28)	(78)	(28)
– Insurance & Reinsurance Contracts	(6)	(64)	(6)	(5)	(78)	(5)
– Financial Instruments	(26)	—	(26)	(23)	—	(23)
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
2    'Growth assets' primarily comprise equity securities and investment properties and variability in growth asset fair value constitutes a market risk to group's insurance manufacturing subsidiaries.
3    Sensitivities presented for ‘Insurance & Reinsurance Contracts’ includes the impact of the sensitivity stress on underlying assets held to support insurance and reinsurance contracts; sensitivities presented for ‘Financial Instruments’ includes the impact of the sensitivity stress on other financial instruments, primarily shareholder assets.
Credit risk
(Audited)
Description and exposure
Credit risk is the risk of financial loss if a customer or counterparty fails to meet their obligation under a contract. It arises in two main areas for our insurance manufacturers:
–risk associated with credit spread volatility and default by debt security counterparties after investing premiums to generate a return for policyholders and shareholders; and
–risk of default by reinsurance counterparties and non-reimbursement for claims made after ceding insurance risk.
The amounts outstanding at the balance sheet date in respect of these items are shown in the table on page 98.

The credit quality of the reinsurers’ share of liabilities under insurance contracts is assessed as ‘satisfactory’ or higher as defined on page 53, with 100% of the exposure being neither past due nor impaired. Credit risk on assets supporting unit-linked liabilities is predominantly borne by the policyholder; therefore our exposure is primarily related to liabilities under non-linked insurance and investment contracts and shareholders’ funds.
The credit quality of these financial assets is included in the table on page 71.
The risk associated with credit spread volatility is to a large extent mitigated by holding debt securities to maturity, and sharing a degree of credit spread experience with policyholders.
Liquidity risk
(Audited)
Description and exposure
Liquidity risk is the risk that an insurance operation, though solvent, either does not have sufficient financial resources available to meet its obligations when they fall due, or can secure them only at excessive cost. Liquidity risk may be able to be shared with policyholders for products with participating features.
The remaining contractual maturity of investment contract liabilities is included within ‘Financial liabilities designated at fair value’ in Note 23.
The amounts of insurance contract liabilities that are payable on demand are set out by the product grouping below:

Amounts Payable on Demand
(Audited)
	2023		2022[1]
	Amounts Payable on Demand	Carrying Amount for these Contracts	Amounts Payable on Demand	Carrying Amount for these Contracts
	£m	£m	£m	£m
Life direct participating and investment DPF contracts	17,880	20,289	20,164	19,719
Life other contracts	—	306	51	285
At 31 Dec	17,880	20,595	20,215	20,004
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.

Sensitivity of group's insurance manufacturing subsidiaries to insurance underwriting risk factors
(Audited)
	At 31 Dec 2023
	Effect on CSM (gross)[2]	Effect on profit after tax (gross)[2]	Effect on profit after tax (net)[3]	Effect on total equity (gross)[2]	Effect on total equity (net)[3]
	£m	£m	£m	£m	£m
10% increase in mortality and/or morbidity rates	(61)	(11)	(5)	(11)	(5)
10% decrease in mortality and/or morbidity rates	67	4	4	4	4
10% increase in lapse rates	(60)	(8)	(8)	(8)	(8)
10% decrease in lapse rates	66	5	7	5	7
10% increase in expense rates	(28)	(4)	(3)	(4)	(3)
10% decrease in expense rates	28	2	3	2	3
	At 31 Dec 2022[1]
10% increase in mortality and/or morbidity rates	(67)	(5)	(4)	(5)	(4)
10% decrease in mortality and/or morbidity rates	72	1	3	1	3
10% increase in lapse rates	(53)	(5)	(5)	(5)	(5)
10% decrease in lapse rates	56	4	5	4	5
10% increase in expense rates	(26)	(2)	(2)	(2)	(2)
10% decrease in expense rates	26	1	1	1	1
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
2    The ‘gross’ sensitivities impacts are provided before considering the impacts of reinsurance contracts held as risk mitigation.
3 The ‘net’ sensitivities impacts are provided before considering the impacts of reinsurance contracts held as risk mitigation.